Interim Condensed Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2025	Jan. 31, 2024
Cash flows from operating activities
Net income		$ 5,131	$ 3,582
Adjustments for non-cash items and others
Provision for credit losses		1,050	813
Depreciation		323	320
Deferred income taxes		28	(606)
Amortization and impairment of other intangibles		451	354
Net changes in investments in joint ventures and associates		(19)	(12)
Losses (Gains) on investment securities		(55)	(70)
Losses (Gains) on disposition of businesses			(4)
Adjustments for net changes in operating assets and liabilities
Insurance contract liabilities		1,246	2,316
Net change in accrued interest receivable and payable		(979)	175
Current income taxes		(590)	315
Derivative assets		(3,074)	37,412
Derivative liabilities		(2,173)	(35,655)
Trading securities		(6,116)	(2,521)
Loans, net of securitizations		(25,783)	(5,838)
Assets purchased under reverse repurchase agreements and securities borrowed		70,352	(7,680)
Obligations related to assets sold under repurchase agreements and securities loaned		(30,729)	(748)
Obligations related to securities sold short		10,174	1,361
Deposits, net of securitizations		32,409	9,481
Brokers and dealers receivable and payable		(806)	(497)
Other		(19,686)	(4,141)
Net cash from (used in) operating activities		31,154	(1,643)
Cash flows from investing activities
Change in interest-bearing deposits with banks		18,096	10,006
Proceeds from sales and maturities of investment securities		57,018	65,480
Purchases of investment securities		(90,543)	(60,887)
Net acquisitions of premises and equipment and other intangibles		(681)	(482)
Net proceeds from (cash transferred for) dispositions			9
Net cash from (used in) investing activities		(16,110)	14,126
Cash flows from financing activities
Issuance of subordinated debentures		1,500
Repayment of subordinated debentures		(1,500)
Issue of common shares, net of issuance costs		21	36
Common shares purchased for cancellation		(338)
Issue of preferred shares and other equity instruments, net of issuance costs		1,386	744
Redemption of preferred shares and other equity instruments			(21)
Sales of treasury shares and other equity instruments		2,104	1,340
Purchases of treasury shares and other equity instruments		(2,149)	(1,203)
Dividends paid on shares and distributions paid on other equity instruments		(2,101)	(1,240)
Dividends/distributions paid to non-controlling interests			(1)
Change in short-term borrowings of subsidiaries			533
Repayment of lease liabilities		(154)	(153)
Net cash from (used in) financing activities		(1,231)	35
Effect of exchange rate changes on cash and due from banks		664	(160)
Net change in cash and due from banks		14,477	12,358
Cash and due from banks at beginning of period	[1]	56,723	61,989
Cash and due from banks at end of period	[1]	71,200	74,347
Cash flows from operating activities include:
Amount of interest paid		19,477	18,920
Amount of interest received		26,047	24,950
Amount of dividends received		1,063	1,058
Amount of income taxes paid		$ 1,242	$ 855

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $2 billion as at January 31, 2025 (October 31, 2024 – $2 billion; January 31, 2024 – $3 billion; October 31, 2023 – $3 billion).